Consolidated Statement of Changes in Equity - AUD ($)	Issued Capital	Reserves	Accumulated Losses	Total
Balance at Jun. 30, 2018	$ 58,237,314	$ 3,096,308	$ (52,894,272)	$ 8,439,350
Loss after income tax expense for the year			(4,656,421)	(4,656,421)
Other comprehensive income for the period		61,846		61,846
Total comprehensive loss for the period		61,846	(4,656,421)	(4,594,575)
Transactions with owners in their capacity as owners
Shares issued, net of costs	2,052,461			2,052,461
Options/warrants issued/expensed		1,453,900		1,453,900
Options/warrants exercised	100	(100)
Options/warrants forfeited		(311,635)	311,635
Balance at Jun. 30, 2019	60,289,875	4,300,319	(57,239,058)	7,351,136
Transactions with owners in their capacity as owners
Change in accounting policy			(1,479)	(1,479)
Revised total equity at 1 July 2019	60,289,875	4,300,319	(57,239,058)	7,351,136
Loss after income tax expense for the year			(2,927,206)	(2,927,206)
Other comprehensive income for the period		102,938		102,938
Total comprehensive loss for the period		102,938	(2,927,206)	(2,824,268)
Shares issued, net of costs	1,652,436			1,652,436
Options/warrants issued/expensed	484,680	(484,680)
Options/warrants forfeited		(2,251,320)	2,251,320
Re-valuation of options issued in prior period		(607,000)		(607,000)
Share-based payment expenses		73,088		73,088
Balance at Jun. 30, 2020	62,426,991	1,133,345	(57,916,423)	5,643,913
Loss after income tax expense for the year			(8,384,465)	(8,384,465)
Other comprehensive income for the period		(14,953)		(14,953)
Total comprehensive loss for the period		(14,953)	(8,384,465)	(8,399,418)
Transactions with owners in their capacity as owners
Shares issued, net of costs	24,386,005			24,386,005
Options/warrants issued/expensed		3,003,060		3,003,060
Options/warrants exercised	1,329,307	(213,722)		1,115,585
Options/warrants forfeited		(368,000)	368,000
Shares issued to directors	145,912			145,912
Transfer to share capital	73,088	(73,088)
Balance at Jun. 30, 2021	$ 88,361,303	$ 3,466,642	$ (65,932,888)	$ 25,895,057